Document and Entity Information Document	Jan. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 09, 2023
Entity Registrant Name	LIFECORE BIOMEDICAL, INC.
Entity Central Index Key	0001005286
Entity Incorporation, State or Country Code	DE
Entity File Number	000-27446
Entity Tax Identification Number	94-3025618
Entity Address, Address Line One	3515 Lyman Boulevard
Entity Address, City or Town	Chaska,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55318
City Area Code	952
Local Phone Number	368-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LFCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--05-28